ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall Short-Term Municipal Bond Fund

(Institutional Class Shares)

Supplement dated March 3, 2004
to Prospectus dated September 3, 2003

This Supplement updates the information in, and should be read in conjunction with, the Prospectus for the Atlantic Whitehall Short-Term Municipal Bond Fund dated September 3, 2003.

Shares of the Short-Term Municipal Bond Fund are currently not being offered to the public for investment.